Subsequent Events (Details) (USD $)	Jan. 31, 2013 Class-A, 3 year	Jan. 31, 2013 Class-B, 3 year	Jan. 31, 2013 Class-A, 5 year	Jan. 31, 2013 Class-B, 5 year	Jan. 23, 2013 Subsequent event Rental Car Asset Backed Notes, Class A and Class B [Member]	Jan. 23, 2013 Subsequent event Class-A, 3 year	Jan. 23, 2013 Subsequent event Class-B, 3 year	Jan. 23, 2013 Subsequent event Class-A, 5 year	Jan. 23, 2013 Subsequent event Class-B, 5 year
Subsequent events
Face amount	$ 282,750,000	$ 42,250,000	$ 543,750,000	$ 81,250,000	$ 950,000,000	$ 282,750,000	$ 42,250,000	$ 543,750,000	$ 81,250,000
Coupon	1.12%	1.86%	1.83%	2.48%		1.12%	1.86%	1.83%	2.48%